Pioneer Balanced ESG Fund
Schedule of Investments  |  October 31, 2022

A: AOBLX	C: PCBCX	K: PCBKX	R: CBPRX	Y: AYBLX

Schedule of Investments  |  10/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.6%
	Senior Secured Floating Rate Loan Interests — 0.2% of Net Assets*(a)
	Chemicals-Diversified — 0.1%
39,800	LSF11 A5 HoldCo LLC, Term Loan, 7.343% (Term SOFR + 350 bps), 10/15/28	$ 37,947
108,625	Schweitzer-Mauduit International, Inc., Term B Loan, 7.563% (Term SOFR + 375 bps), 4/20/28	101,972
	Total Chemicals-Diversified	$139,919
	Finance-Leasing Company — 0.0%†
72,419	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 4.989% (LIBOR + 150 bps), 2/12/27	$ 70,698
	Total Finance-Leasing Company	$70,698
	Medical-Wholesale Drug Distribution — 0.0%†
64,675	Owens & Minor, Inc., Term B-1 Loan, 7.579% (Term SOFR + 375 bps), 3/29/29	$ 63,543
	Total Medical-Wholesale Drug Distribution	$63,543
	Metal Processors & Fabrication — 0.0%†
99,000	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 7.702% (LIBOR + 400 bps), 10/12/28	$ 85,388
	Total Metal Processors & Fabrication	$85,388
	REITS-Storage — 0.1%
167,125	Iron Mountain Information Management LLC, Incremental Term B Loan , 5.504% (LIBOR + 175 bps), 1/2/26	$ 164,409
	Total REITS-Storage	$164,409
	Transport-Equipment & Leasing — 0.0%†
128,925	IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 7.162% (LIBOR + 375 bps), 9/11/23	$ 119,981
	Total Transport-Equipment & Leasing	$119,981
	Total Senior Secured Floating Rate Loan Interests (Cost $677,968)	$643,938

Shares
	Common Stocks — 61.5% of Net Assets
	Air Freight & Logistics — 0.4%
9,383	United Parcel Service, Inc., Class B	$ 1,574,186
	Total Air Freight & Logistics	$1,574,186
1Pioneer Balanced ESG Fund |  | 10/31/22

Shares		Value
	Automobiles — 0.4%
62,399	Honda Motor Co., Ltd. (A.D.R.)	$ 1,423,945
	Total Automobiles	$1,423,945
	Banks — 4.0%
179,558	Bank of America Corp.	$ 6,471,270
42,215	PNC Financial Services Group, Inc.	6,831,654
29,186	Popular, Inc.	2,064,034
	Total Banks	$15,366,958
	Beverages — 1.8%
36,697	PepsiCo., Inc.	$ 6,663,441
	Total Beverages	$6,663,441
	Biotechnology — 2.6%
55,544	AbbVie, Inc.	$ 8,131,642
8,681(b)	Alnylam Pharmaceuticals, Inc.	1,799,224
	Total Biotechnology	$9,930,866
	Capital Markets — 1.3%
27,964	CME Group, Inc.	$ 4,846,161
	Total Capital Markets	$4,846,161
	Chemicals — 1.3%
7,121	Air Products and Chemicals, Inc.	$ 1,783,098
20,151	International Flavors & Fragrances, Inc.	1,966,939
22,700	Mosaic Co.	1,220,125
	Total Chemicals	$4,970,162
	Communications Equipment — 2.6%
126,104	Cisco Systems, Inc.	$ 5,728,905
15,922	Motorola Solutions, Inc.	3,975,882
	Total Communications Equipment	$9,704,787
	Electrical Equipment — 0.8%
20,666	Eaton Corp. Plc	$ 3,101,347
	Total Electrical Equipment	$3,101,347
	Electronic Equipment, Instruments & Components — 1.4%
85,238	National Instruments Corp.	$ 3,254,387
17,397	TE Connectivity, Ltd.	2,126,435
	Total Electronic Equipment, Instruments & Components	$5,380,822
	Entertainment — 0.4%
14,604(b)	Walt Disney Co.	$ 1,555,910
	Total Entertainment	$1,555,910
Pioneer Balanced ESG Fund |  | 10/31/222

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Shares		Value
	Equity Real Estate Investment Trusts (REITs) — 1.5%
14,376	Crown Castle, Inc.	$ 1,915,746
1,911	Equinix, Inc.	1,082,467
143,605	Outfront Media, Inc.	2,592,070
	Total Equity Real Estate Investment Trusts (REITs)	$5,590,283
	Food & Staples Retailing — 0.7%
75,500	Seven & i Holdings Co., Ltd.	$ 2,820,048
	Total Food & Staples Retailing	$2,820,048
	Food Products — 1.2%
54,064	Lamb Weston Holdings, Inc.	$ 4,661,398
	Total Food Products	$4,661,398
	Health Care Equipment & Supplies — 0.6%
9,277(b)	Intuitive Surgical, Inc.	$ 2,286,502
	Total Health Care Equipment & Supplies	$2,286,502
	Health Care Providers & Services — 4.9%
63,586	Cardinal Health, Inc.	$ 4,826,177
15,003	Cigna Corp.	4,846,869
40,361	CVS Health Corp.	3,822,187
9,545	Elevance Health, Inc.	5,218,920
	Total Health Care Providers & Services	$18,714,153
	Hotels, Restaurants & Leisure — 1.6%
114,011	Cedar Fair LP	$ 4,697,253
17,989	Wyndham Hotels & Resorts, Inc.	1,365,905
	Total Hotels, Restaurants & Leisure	$6,063,158
	Insurance — 1.4%
14,383	Chubb, Ltd.	$ 3,090,763
49,889	Sun Life Financial, Inc.	2,117,788
	Total Insurance	$5,208,551
	Interactive Media & Services — 3.7%
147,800(b)	Alphabet, Inc., Class A	$ 13,968,578
	Total Interactive Media & Services	$13,968,578
	Internet & Direct Marketing Retail — 2.1%
76,380(b)	Amazon.com, Inc.	$ 7,824,367
	Total Internet & Direct Marketing Retail	$7,824,367
	IT Services — 3.5%
17,050	Automatic Data Processing, Inc.	$ 4,120,985
43,367	Visa, Inc., Class A	8,983,908
	Total IT Services	$13,104,893
3Pioneer Balanced ESG Fund |  | 10/31/22

Shares		Value
	Life Sciences Tools & Services — 0.8%
14,418(b)	IQVIA Holdings, Inc.	$ 3,023,022
	Total Life Sciences Tools & Services	$3,023,022
	Machinery — 1.7%
10,464	Caterpillar, Inc.	$ 2,265,038
10,944	Deere & Co.	4,331,854
	Total Machinery	$6,596,892
	Metals & Mining — 1.2%
31,172	Alcoa Corp.	$ 1,216,643
39,380	Freeport-McMoRan, Inc.	1,247,952
9,553	Reliance Steel & Aluminum Co.	1,924,739
	Total Metals & Mining	$4,389,334
	Oil, Gas & Consumable Fuels — 4.1%
28,308	Phillips 66	$ 2,952,241
16,102	Pioneer Natural Resources Co.	4,128,714
57,865	Shell Plc (A.D.R.)	3,219,030
61,178	Targa Resources Corp.	4,182,740
9,651	Valero Energy Corp.	1,211,683
	Total Oil, Gas & Consumable Fuels	$15,694,408
	Personal Products — 0.7%
12,766	Estee Lauder Cos., Inc., Class A	$ 2,559,455
	Total Personal Products	$2,559,455
	Pharmaceuticals — 3.1%
12,670	Eli Lilly & Co.	$ 4,587,680
16,516	Merck KGaA	2,693,120
93,714	Pfizer, Inc.	4,362,387
	Total Pharmaceuticals	$11,643,187
	Professional Services — 0.3%
14,608	Robert Half International, Inc.	$ 1,116,928
	Total Professional Services	$1,116,928
	Semiconductors & Semiconductor Equipment — 2.8%
47,722(b)	Advanced Micro Devices, Inc.	$ 2,866,183
12,204	Analog Devices, Inc.	1,740,535
6,815	Lam Research Corp.	2,758,576
60,682	Micron Technology, Inc.	3,282,896
	Total Semiconductors & Semiconductor Equipment	$10,648,190
Pioneer Balanced ESG Fund |  | 10/31/224

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Shares		Value
	Software — 3.4%
46,317	Microsoft Corp.	$ 10,751,565
14,262(b)	Salesforce, Inc.	2,318,859
	Total Software	$13,070,424
	Specialty Retail — 2.1%
15,070	Home Depot, Inc.	$ 4,462,679
49,224	TJX Cos., Inc.	3,549,050
	Total Specialty Retail	$8,011,729
	Technology Hardware, Storage & Peripherals — 1.2%
327,041	Hewlett Packard Enterprise Co.	$ 4,666,875
	Total Technology Hardware, Storage & Peripherals	$4,666,875
	Textiles, Apparel & Luxury Goods — 0.5%
73,012	Levi Strauss & Co., Class A	$ 1,092,259
26,395	VF Corp.	745,659
	Total Textiles, Apparel & Luxury Goods	$1,837,918
	Trading Companies & Distributors — 1.4%
44,163(b)	AerCap Holdings NV	$ 2,358,746
27,371	Ferguson Plc	2,990,555
	Total Trading Companies & Distributors	$5,349,301
	Total Common Stocks (Cost $192,659,523)	$233,368,179

Principal Amount USD ($)
	Asset Backed Securities — 2.5% of Net Assets
97,812	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	$ 85,975
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	293,111
200,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2020-FL1, Class C, 5.54% (1 Month Term SOFR + 216 bps), 2/15/35 (144A)	192,288
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 5.262% (1 Month USD LIBOR + 185 bps), 8/15/34 (144A)	278,265
750,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 6.312% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	677,337
365,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 5.091% (SOFR30A + 230 bps), 1/15/37 (144A)	350,454
5Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
400,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 6.826% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	$ 387,194
250,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 7.879% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)	219,018
217,685	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	173,752
160,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 5.091% (SOFR30A + 230 bps), 2/15/37 (144A)	152,768
176,574	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	167,305
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.064% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	215,619
143,245(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	133,102
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	184,861
400,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	378,185
141,145	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	122,827
500,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	466,806
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	84,222
194,500	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	162,241
30,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	29,170
400,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	367,581
53,440	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	47,644
380,000(a)	Gracie Point International Funding, Series 2022-2A, Class A, 5.78% (SOFR30A + 275 bps), 7/1/24 (144A)	379,771
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 5.212% (1 Month USD LIBOR + 180 bps), 9/17/36 (144A)	116,611
198,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	151,320
121,731	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	103,222
166,779	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	135,148
Pioneer Balanced ESG Fund |  | 10/31/226

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
100,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	$ 94,441
500,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 5.993% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	464,218
40,569	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	34,906
105,068	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	89,960
150,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	116,655
100,000	NMEF Funding LLC, Series 2019-A, Class C, 3.30%, 8/17/26 (144A)	99,046
100,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	93,696
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	99,566
200,000	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	180,131
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 4.884% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	241,375
250,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	221,287
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	85,503
250,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30 (144A)	216,860
93,558	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	83,934
325,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 4.741% (SOFR30A + 195 bps), 11/15/38 (144A)	307,709
100,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	96,696
169,098	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	152,246
120,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	96,323
174,953	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	167,193
7Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
93,527	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	$ 92,227
317,634	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	297,266
	Total Asset Backed Securities (Cost $10,238,751)	$9,387,035

	Collateralized Mortgage Obligations—4.7% of Net Assets
684,445(c)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A2, 2.50%, 6/25/51 (144A)	$ 525,910
493,979(c)	Bayview MSR Opportunity Master Fund Trust, Series 2022-5, Class B2, 3.473%, 2/25/52 (144A)	342,462
21,590(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 5.436% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	21,556
17,101(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 5.336% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	17,085
150,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 7.286% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	150,844
150,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 8.436% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	146,454
78,522(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 7.186% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	78,374
300,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 6.147% (SOFR30A + 315 bps), 9/25/31 (144A)	257,529
150,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 6.697% (SOFR30A + 370 bps), 1/26/32 (144A)	131,742
425,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	352,341
100,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	93,666
100,000(c)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	89,074
150,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	104,566
450,000(c)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	410,262
200,000(c)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	179,530
130,000(c)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	98,612
336,673(c)	CIM Trust, Series 2021-J2, Class B1, 2.674%, 4/25/51 (144A)	261,290
Pioneer Balanced ESG Fund |  | 10/31/228

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
500,000(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	$ 387,342
680,619(c)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.989%, 5/25/51 (144A)	501,204
3,638(a)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 5.686% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	3,628
17,223(a)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 5.686% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	17,091
45,725(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 5.586% (1 Month USD LIBOR + 200 bps), 1/25/40 (144A)	44,902
660,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 5.997% (SOFR30A + 300 bps), 1/25/42 (144A)	589,050
82,591(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 5.286% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	81,951
210,548(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 5.386% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	202,838
150,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 6.447% (SOFR30A + 345 bps), 4/25/34 (144A)	145,047
20,448(a)	Federal Home Loan Mortgage Corp. REMICs, Series 1671, Class S, 4.062% (1 Month USD LIBOR + 65 bps), 2/15/24	20,363
324,453	Federal Home Loan Mortgage Corp. REMICs, Series 3816, Class HA, 3.50%, 11/15/25	317,739
15,378(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 3.812% (1 Month USD LIBOR + 40 bps), 5/15/41	15,089
115,136(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 3.138% (1 Month USD LIBOR + 655 bps), 8/15/42	12,300
92,182(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	18,258
184,849(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5018, Class EI, 4.00%, 10/25/50	38,779
122,153(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	24,047
16,076(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 3.906% (1 Month USD LIBOR + 32 bps), 11/25/36	15,785
9Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
20,534(a)	Federal National Mortgage Association REMICs, Series 2006-23, Class FP, 3.886% (1 Month USD LIBOR + 30 bps), 4/25/36	$ 20,103
8,516(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 4.136% (1 Month USD LIBOR + 55 bps), 9/25/37	8,430
52,457(a)	Federal National Mortgage Association REMICs, Series 2011-63, Class FG, 4.036% (1 Month USD LIBOR + 45 bps), 7/25/41	51,580
80,159(d)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	16,683
155,581(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B1, 8.686% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	160,277
190,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B1, 9.586% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	198,520
12(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class M2, 7.336% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	12
66,918(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class M2, 5.797% (SOFR30A + 280 bps), 10/25/50 (144A)	66,918
80,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, 8.647% (SOFR30A + 565 bps), 12/25/50 (144A)	64,448
485,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B1, 6.347% (SOFR30A + 335 bps), 9/25/41 (144A)	414,548
400,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, 5.097% (SOFR30A + 210 bps), 9/25/41 (144A)	340,252
300,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M2, 6.747% (SOFR30A + 375 bps), 2/25/42 (144A)	274,232
160,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1B, 5.897% (SOFR30A + 290 bps), 4/25/42 (144A)	148,400
50,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M1B, 6.497% (SOFR30A + 350 bps), 3/25/42 (144A)	47,781
Pioneer Balanced ESG Fund |  | 10/31/2210

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
110,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 10.397% (SOFR30A + 740 bps), 11/25/50 (144A)	$ 100,076
336,867(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	59,562
285,684(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 0.000% (1 Month USD LIBOR + 335 bps), 1/20/50	5,312
109,989(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B3, 2.759%, 6/25/51 (144A)	70,258
160,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	108,582
63,797(c)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	58,541
343,627(c)	GS Mortgage-Backed Securities Trust, Series 2021-GR3, Class B2, 3.39%, 4/25/52 (144A)	240,774
309,790(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	230,324
68,968(a)	Home Re, Ltd., Series 2019-1, Class M1, 5.236% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	68,587
84,520(a)	Home Re, Ltd., Series 2020-1, Class M1C, 7.736% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	84,689
150,000(a)	Home Re, Ltd., Series 2020-1, Class M2, 8.836% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	149,820
200,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 6.436% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	184,763
100,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	92,352
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	60,923
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	61,799
400,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	372,000
127,281(c)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.143%, 4/25/52 (144A)	97,158
343,693(c)	JP Morgan Mortgage Trust, Series 2021-7, Class A3, 2.50%, 11/25/51 (144A)	264,980
290,188(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.801%, 11/25/51 (144A)	186,781
125,635(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.987%, 10/25/51 (144A)	91,918
11Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
130,229(c)	JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.50%, 4/25/52 (144A)	$ 98,405
800,000(c)	JP Morgan Mortgage Trust, Series 2022-2, Class A5A, 2.50%, 8/25/52 (144A)	511,812
232,024(c)	JP Morgan Mortgage Trust, Series 2022-3, Class B2, 3.116%, 8/25/52 (144A)	162,582
210,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	143,589
385,512(c)	JP Morgan Mortgage Trust, Series 2022-5, Class A9A, 2.50%, 9/25/52 (144A)	286,861
681,585(c)	JP Morgan Mortgage Trust, Series 2022-8, Class B2, 4.682%, 1/25/53 (144A)	521,628
295,309(c)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B2, 3.299%, 3/25/52 (144A)	206,256
250,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.525%, 7/25/52 (144A)	152,837
356,836(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	268,868
300,000(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	192,725
60,409(c)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	57,390
300,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	228,910
40,154(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	36,177
31,827(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 7.186% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	31,847
150,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 8.836% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	149,072
577,123(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.48%, 4/25/51 (144A)	398,796
263,645(c)	Provident Funding Mortgage Trust, Series 2021-1, Class A5, 2.50%, 4/25/51 (144A)	196,896
282,654(c)	Provident Funding Mortgage Trust, Series 2021-2, Class A9, 2.25%, 4/25/51 (144A)	206,967
5,888(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 4.986% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	5,888
191,559(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 5.536% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	187,398
360,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 5.336% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	342,866
Pioneer Balanced ESG Fund |  | 10/31/2212

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
332,583(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	$ 247,849
282,926(c)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.009%, 9/25/51 (144A)	206,780
385,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	259,415
100,000(c)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M3, 4.50%, 4/25/32 (144A)	87,152
41,633(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	38,698
336,265(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	283,198
561,890(c)	Sequoia Mortgage Trust, Series 2021-4, Class A1, 2.50%, 6/25/51 (144A)	432,502
150,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	95,919
372,444(a)	STACR Trust, Series 2018-HRP2, Class M3, 5.986% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	359,830
102,938(a)	Triangle Re, Ltd., Series 2021-1, Class M1C, 6.986% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	102,919
400,000(c)	UWM Mortgage Trust, Series 2021-INV1, Class A5, 2.50%, 8/25/51 (144A)	255,473
675,000(c)	UWM Mortgage Trust, Series 2021-INV2, Class A5, 2.50%, 9/25/51 (144A)	431,766
89,149(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	80,435
379,599(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.91%, 9/25/50 (144A)	278,149
100,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	67,851
335,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	215,104
	Total Collateralized Mortgage Obligations (Cost $21,206,283)	$17,928,903

	Commercial Mortgage-Backed Securities—2.5% of Net Assets
500,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	$ 438,929
250,000(a)	Beast Mortgage Trust, Series 2021-1818, Class A, 4.462% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	238,575
300,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	276,651
13Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
200,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.833%, 4/15/55	$ 163,751
425,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 5.812% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	386,855
80,000(c)	CCUBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.907%, 11/15/50	70,593
198,501(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 5.462% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	186,763
248,126(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 5.762% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	232,843
214,866	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	195,911
300,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/53	246,624
9,993,634(c)(d)	COMM Mortgage Trust, Series 2014-CR18, Class XA, 0.987%, 7/15/47	125,635
1,182	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	1,159
250,000(c)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174%, 11/15/48	233,284
15,097(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 4.997% (SOFR30A + 200 bps), 1/25/51 (144A)	14,061
550,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 6.997% (SOFR30A + 400 bps), 11/25/51 (144A)	476,425
300,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2, 3.136%, 10/25/24	290,121
100,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.074%, 7/25/27 (144A)	90,823
109,745(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 5.443% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	108,317
303,473(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 5.543% (1 Month USD LIBOR + 240 bps), 7/25/29 (144A)	297,375
250,000(c)	FREMF Trust, Series 2018-KW04, Class B, 3.925%, 9/25/28 (144A)	213,160
842,331(c)(d)	Government National Mortgage Association, Series 2017-21, Class IO, 0.642%, 10/16/58	30,432
Pioneer Balanced ESG Fund |  | 10/31/2214

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
400,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 5.512% (1 Month USD LIBOR + 210 bps), 10/15/36 (144A)	$ 367,030
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	365,593
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	230,414
2,450,000(c)(d)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.157%, 6/15/51	13,774
250,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	217,707
600,000(a)	Med Trust, Series 2021-MDLN, Class E, 6.563% (1 Month USD LIBOR + 315 bps), 11/15/38 (144A)	551,925
405,000(a)	Med Trust, Series 2021-MDLN, Class F, 7.413% (1 Month USD LIBOR + 400 bps), 11/15/38 (144A)	372,270
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 5.99% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	232,666
300,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	261,399
50,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	39,155
500,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 6.536% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	456,170
200,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class D, 6.725% (SOFR30A + 370 bps), 1/25/37 (144A)	188,271
475,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	323,271
250,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	196,379
610,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 6.308% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	590,838
395,124(a)	TTAN, Series 2021-MHC, Class B, 4.513% (1 Month USD LIBOR + 110 bps), 3/15/38 (144A)	372,863
250,000(c)	UBS Commercial Mortgage Trust, Series 2018-C9, Class C, 4.954%, 3/15/51	211,781
15Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,027,587(c)(d)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 0.879%, 9/15/57	$ 21,257
120,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012%, 3/15/51	110,013
	Total Commercial Mortgage-Backed Securities (Cost $10,744,262)	$9,441,063

	Corporate Bonds — 10.0% of Net Assets
	Advertising — 0.0%†
226,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$ 205,193
	Total Advertising	$205,193
	Aerospace & Defense — 0.2%
355,000	Raytheon Technologies Corp., 3.20%, 3/15/24	$ 345,577
310,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	256,913
	Total Aerospace & Defense	$602,490
	Airlines — 0.0%†
126,437	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 105,230
60,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	55,817
	Total Airlines	$161,047
	Auto Manufacturers — 0.3%
165,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	$ 125,578
410,000(a)	General Motors Financial Co., Inc., 3.672% (SOFR + 76 bps), 3/8/24	402,797
610,000(a)	Toyota Motor Credit Corp., 3.378% (SOFR + 32 bps), 4/6/23	609,509
	Total Auto Manufacturers	$1,137,884
	Banks — 3.1%
400,000(c)	ABN AMRO Bank NV, 2.47% (1 Year CMT Index + 110 bps), 12/13/29 (144A)	$ 310,860
200,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	186,842
200,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	190,731
200,000(c)	ANZ Bank New Zealand, Ltd., 5.548% (5 Year CMT Index + 300 bps), 8/11/32 (144A)	190,041
200,000	Banco do Brasil SA, 3.25%, 9/30/26 (144A)	177,500
200,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	187,250
Pioneer Balanced ESG Fund |  | 10/31/2216

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
200,000(c)	Banco Santander SA, 1.722% (1 Year CMT Index + 90 bps), 9/14/27	$ 163,235
600,000(c)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	411,482
335,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	252,738
217,000(c)	Bank of America Corp., 4.083% (3 Month USD LIBOR + 315 bps), 3/20/51	161,214
150,000(c)	Bank of New York Mellon Corp., 5.834% (SOFR + 207 bps), 10/25/33	150,215
565,000(c)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	464,228
445,000(c)	Barclays Plc, 5.746% (5 Year CMT Index + 300 bps), 8/9/33	395,192
225,000(c)	BNP Paribas SA, 2.159% (SOFR + 122 bps), 9/15/29 (144A)	173,253
350,000(c)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	238,969
250,000(c)	BPCE SA, 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	175,532
220,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	164,592
205,000(c)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	186,233
375,000(c)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	342,458
210,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	158,986
195,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	184,958
140,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	126,657
305,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	231,033
335,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	237,664
200,000(c)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	166,090
585,000(c)(e)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	362,347
570,000(c)	Intesa Sanpaolo S.p.A., 4.95% (5 Year CMT Index + 275 bps), 6/1/42 (144A)	333,583
275,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	207,530
90,000(c)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	80,149
250,000	KeyBank NA, 4.90%, 8/8/32	221,562
285,000(c)	Lloyds Banking Group Plc, 4.976% (5 Year CMT Index + 230 bps), 8/11/33	243,843
300,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	221,095
17Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Banks — (continued)
175,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	$ 129,122
200,000(c)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	147,265
200,000(c)	Mizuho Financial Group, Inc., 5.669% (5 Year CMT Index + 240 bps), 9/13/33	187,203
290,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	257,178
585,000(c)(e)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	410,252
195,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	161,423
200,000(c)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	118,278
200,000(c)(e)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	144,870
245,000(c)	Societe Generale SA, 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	210,523
530,000(c)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	375,827
70,000(c)	State Street Corp., 4.421% (SOFR + 161 bps), 5/13/33	63,589
280,000	Toronto-Dominion Bank, 4.456%, 6/8/32	251,633
200,000(c)	Toronto-Dominion Bank, 8.125% (5 Year CMT Index + 408 bps), 10/31/82	202,250
250,000	Truist Bank, 2.25%, 3/11/30	194,438
325,000(c)	Truist Financial Corp., 4.916% (SOFR + 224 bps), 7/28/33	289,431
385,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	277,030
200,000(c)	UBS Group AG, 4.988% (5 Year CMT Index + 240 bps), 8/5/33 (144A)	173,258
350,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	300,129
230,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	171,369
200,000(c)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	169,688
530,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	388,358
	Total Banks	$11,921,176
Pioneer Balanced ESG Fund |  | 10/31/2218

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Biotechnology — 0.1%
170,000	CSL Finance Plc, 4.25%, 4/27/32 (144A)	$ 153,704
200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	156,250
	Total Biotechnology	$309,954
	Building Materials — 0.1%
166,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	$ 152,670
116,000	Carrier Global Corp., 2.70%, 2/15/31	92,722
140,000	Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	92,371
150,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	121,282
	Total Building Materials	$459,045
	Chemicals — 0.2%
565,000	Albemarle Corp., 5.65%, 6/1/52	$ 484,722
115,000	Celanese US Holdings LLC, 6.379%, 7/15/32	104,636
71,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	63,373
150,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	115,844
	Total Chemicals	$768,575
	Commercial Services — 0.2%
35,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 33,427
200,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	180,782
90,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	60,542
110,000	Element Fleet Management Corp., 1.60%, 4/6/24 (144A)	103,488
195,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	173,182
115,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	105,683
	Total Commercial Services	$657,104
	Diversified Financial Services — 0.8%
205,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 153,863
595,000	Air Lease Corp., 2.875%, 1/15/32	444,414
410,000	Ally Financial, Inc., 4.75%, 6/9/27	374,735
18,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	16,852
200,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	159,356
206,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	177,562
300,000	Capital One Financial Corp., 3.75%, 4/24/24	291,855
110,000	Capital One Financial Corp., 4.25%, 4/30/25	105,899
35,000(c)	Capital One Financial Corp., 5.247% (SOFR + 260 bps), 7/26/30	32,068
80,000(c)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	71,404
19Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
445,000	Nomura Holdings, Inc., 2.999%, 1/22/32	$ 330,057
225,000	Nomura Holdings, Inc., 5.605%, 7/6/29	211,107
120,000	OneMain Finance Corp., 3.50%, 1/15/27	98,353
305,000	OneMain Finance Corp., 4.00%, 9/15/30	230,275
143,000	Raymond James Financial, Inc., 3.75%, 4/1/51	97,193
163,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	122,972
	Total Diversified Financial Services	$2,917,965
	Electric — 0.5%
190,000	AES Corp., 2.45%, 1/15/31	$ 143,278
60,000	AES Corp., 3.95%, 7/15/30 (144A)	50,778
195,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	157,019
125,000	American Electric Power Co., Inc., 4.30%, 12/1/28	115,816
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	173,558
76,000(f)	Dominion Energy, Inc., 3.071%, 8/15/24	72,521
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	188,071
230,000	Edison International, 2.95%, 3/15/23	228,186
75,000	Entergy Louisiana LLC, 4.75%, 9/15/52	62,422
121,000	New York State Electric & Gas Corp., 3.30%, 9/15/49 (144A)	78,199
75,000	Niagara Mohawk Power Corp., 5.783%, 9/16/52 (144A)	67,823
205,000	Puget Energy, Inc., 2.379%, 6/15/28	169,351
145,000	Puget Energy, Inc., 4.10%, 6/15/30	126,332
120,000	Puget Energy, Inc., 4.224%, 3/15/32	102,370
200,000	Virginia Electric and Power Co., 4.45%, 2/15/44	161,135
	Total Electric	$1,896,859
	Electrical Components & Equipments — 0.0%†
65,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 59,472
	Total Electrical Components & Equipments	$59,472
	Electronics — 0.0%†
55,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 44,550
	Total Electronics	$44,550
	Energy-Alternate Sources — 0.0%†
37,337	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 36,955
	Total Energy-Alternate Sources	$36,955
Pioneer Balanced ESG Fund |  | 10/31/2220

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Food — 0.2%
145,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33 (144A)	$ 130,665
290,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52 (144A)	254,527
200,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	151,741
215,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	150,651
155,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	117,786
4,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	3,688
	Total Food	$809,058
	Gas — 0.1%
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 286,004
	Total Gas	$286,004
	Healthcare-Products — 0.1%
48,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 44,622
244,000	Smith & Nephew Plc, 2.032%, 10/14/30	179,251
	Total Healthcare-Products	$223,873
	Healthcare-Services — 0.1%
135,000	Elevance Health, Inc., 4.55%, 5/15/52	$ 110,685
65,000	Elevance Health, Inc., 6.10%, 10/15/52	66,257
400,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	278,711
	Total Healthcare-Services	$455,653
	Insurance — 0.8%
50,000	Aon Corp./Aon Global Holdings Plc, 2.60%, 12/2/31	$ 38,664
435,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	358,033
50,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	44,276
385,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	304,089
875,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	917,362
250,000	Nationwide Financial Services, Inc., 5.30%, 11/18/44 (144A)	204,911
402,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	287,269
270,000(c)	Nippon Life Insurance Co., 2.75% (5 Year CMT Index + 265 bps), 1/21/51 (144A)	200,120
200,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	147,649
79,000	Primerica, Inc., 2.80%, 11/19/31	61,781
305,000	Prudential Financial, Inc., 3.00%, 3/10/40	209,283
21Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Insurance — (continued)
163,000	Prudential Financial, Inc., 3.878%, 3/27/28	$ 152,797
110,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	85,731
110,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44 (144A)	93,589
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	20,925
40,000	Willis North America, Inc., 2.95%, 9/15/29	32,364
	Total Insurance	$3,158,843
	Iron & Steel — 0.0%†
67,000	Commercial Metals Co., 4.375%, 3/15/32	$ 54,630
35,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	34,430
35,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	34,417
	Total Iron & Steel	$123,477
	Machinery-Diversified — 0.2%
500,000	CNH Industrial Capital LLC, 1.875%, 1/15/26	$ 440,196
180,000	CNH Industrial Capital LLC, 1.95%, 7/2/23	175,774
	Total Machinery-Diversified	$615,970
	Media — 0.1%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 94,789
215,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33	178,611
	Total Media	$273,400
	Mining — 0.2%
200,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 162,152
200,000	Anglo American Capital Plc, 4.75%, 3/16/52 (144A)	148,822
290,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	222,339
250,000	Corp. Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	221,771
199,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	158,165
60,000	FMG Resources August 2006 Pty, Ltd., 6.125%, 4/15/32 (144A)	52,656
	Total Mining	$965,905
	Miscellaneous Manufacturing — 0.0%†
115,000	Eaton Corp., 4.70%, 8/23/52	$ 97,652
	Total Miscellaneous Manufacturing	$97,652
Pioneer Balanced ESG Fund |  | 10/31/2222

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multi-National — 0.1%
370,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 279,039
	Total Multi-National	$279,039
	Oil & Gas — 0.3%
600,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 471,415
400,000	Phillips 66 Co., 3.75%, 3/1/28 (144A)	359,723
250,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	247,657
162,000	Valero Energy Corp., 6.625%, 6/15/37	162,252
	Total Oil & Gas	$1,241,047
	Pharmaceuticals — 0.2%
618,000	AbbVie, Inc., 3.20%, 11/21/29	$ 540,169
117,000	AbbVie, Inc., 4.05%, 11/21/39	94,239
	Total Pharmaceuticals	$634,408
	Pipelines — 0.5%
70,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 55,484
210,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	159,556
47,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	36,640
555,000	Kinder Morgan, Inc., 5.45%, 8/1/52	469,148
280,000	MPLX LP, 4.25%, 12/1/27	258,170
260,000	MPLX LP, 4.95%, 3/14/52	200,995
180,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	140,540
205,000	Williams Cos., Inc., 5.75%, 6/24/44	182,955
242,000	Williams Cos., Inc., 7.75%, 6/15/31	258,206
	Total Pipelines	$1,761,694
	REITs — 0.2%
50,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	$ 47,747
489,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	397,567
203,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	163,201
105,000	Sun Communities Operating LP, 2.30%, 11/1/28	83,649
205,000	UDR, Inc., 1.90%, 3/15/33	138,071
140,000	UDR, Inc., 4.40%, 1/26/29	126,985
	Total REITs	$957,220
	Retail — 0.4%
240,000	7-Eleven, Inc., 2.80%, 2/10/51 (144A)	$ 136,138
50,000	AutoNation, Inc., 1.95%, 8/1/28	38,341
50,000	AutoNation, Inc., 2.40%, 8/1/31	34,624
140,000	AutoNation, Inc., 3.85%, 3/1/32	108,983
23Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Retail — (continued)
250,000	AutoNation, Inc., 4.75%, 6/1/30	$ 215,259
565,000	Best Buy Co., Inc., 1.95%, 10/1/30	420,515
335,000	Dollar Tree, Inc., 2.65%, 12/1/31	262,089
280,000	Lowe's Cos., Inc., 3.75%, 4/1/32	241,698
	Total Retail	$1,457,647
	Semiconductors — 0.2%
391,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	$ 266,687
125,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	104,622
60,000	Broadcom, Inc., 4.30%, 11/15/32	50,455
269,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	199,872
	Total Semiconductors	$621,636
	Software — 0.2%
435,000	Autodesk, Inc., 2.40%, 12/15/31	$ 335,369
160,000	Broadridge Financial Solutions, Inc., 2.60%, 5/1/31	124,455
175,000	Infor, Inc., 1.75%, 7/15/25 (144A)	157,350
	Total Software	$617,174
	Telecommunications — 0.4%
448,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	$ 340,364
96,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	83,305
215,000	Motorola Solutions, Inc., 2.30%, 11/15/30	160,862
230,000	Motorola Solutions, Inc., 5.60%, 6/1/32	216,563
625,000	T-Mobile USA, Inc., 2.55%, 2/15/31	494,335
160,000	T-Mobile USA, Inc., 2.70%, 3/15/32	125,120
50,000	T-Mobile USA, Inc., 5.20%, 1/15/33	47,855
30,000	T-Mobile USA, Inc., 5.65%, 1/15/53	27,667
230,000	Verizon Communications, Inc., 3.55%, 3/22/51	155,249
	Total Telecommunications	$1,651,320
	Transportation — 0.1%
250,000	FedEx Corp., 4.55%, 4/1/46	$ 191,511
370,000	Union Pacific Corp., 3.375%, 2/1/35	297,043
	Total Transportation	$488,554
	Trucking & Leasing — 0.1%
230,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 214,545
	Total Trucking & Leasing	$214,545
	Total Corporate Bonds (Cost $46,916,703)	$38,112,388

Pioneer Balanced ESG Fund |  | 10/31/2224

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Shares		Value
	Convertible Preferred Stocks — 0.4% of Net Assets
	Banks — 0.4%
190(e)	Bank of America Corp., 7.25%	$ 220,487
1,202(e)	Wells Fargo & Co., 7.50%	1,400,967
	Total Banks	$1,621,454
	Total Convertible Preferred Stocks (Cost $2,016,829)	$1,621,454

Principal Amount USD ($)
	Municipal Bonds — 0.4% of Net Assets(g)
	Arizona — 0.0%†
90,000	Maricopa County Industrial Development Authority, Banner Health, Series 2019F, 3.00%, 1/1/49	$ 59,135
	Total Arizona	$59,135
	California — 0.1%
95,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	$ 63,440
45,000	Regents of the University of California, Medical Center Pooled Revenue, Series P, 4.00%, 5/15/53	37,218
200,000(h)	University of California, Taxable, Series AG, 4.062%, 5/15/33	198,926
	Total California	$299,584
	Florida — 0.0%†
70,000	South Broward Hospital District, Series A, 2.50%, 5/1/47	$ 42,193
	Total Florida	$42,193
	Georgia — 0.0%†
40,000	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, 3.00%, 2/15/51	$ 26,121
	Total Georgia	$26,121
	Massachusetts — 0.1%
75,000(i)	Commonwealth of Massachusetts, Series B, 3.00%, 4/1/47	$ 53,840
100,000	Massachusetts Development Finance Agency, Federally Taxable, Series B, 4.844%, 9/1/43	90,428
	Total Massachusetts	$144,268
25Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Missouri — 0.0%†
20,000	Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series A, 3.00%, 7/1/38	$ 15,848
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	71,829
	Total Missouri	$87,677
	Nebraska — 0.0%†
35,000(i)	Lancaster County School District 001, Lincoln Public Schools, 2.00%, 1/15/43	$ 20,411
140,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	87,878
	Total Nebraska	$108,289
	New Jersey — 0.0%†
45,000	New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated Group Issue, 3.00%, 7/1/46	$ 29,843
100,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, 3.00%, 7/1/51	64,399
	Total New Jersey	$94,242
	New York — 0.0%†
75,000	New York State Thruway Authority, Series A1, 3.00%, 3/15/50	$ 50,942
	Total New York	$50,942
	North Carolina — 0.0%†
70,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue, Series A, 4.00%, 7/1/47	$ 60,052
	Total North Carolina	$60,052
	Oregon — 0.0%†
65,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	$ 43,831
	Total Oregon	$43,831
	Pennsylvania — 0.0%†
140,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 4.00%, 5/1/56	$ 108,958
30,000	Pennsylvania Turnpike Commission, Series C, 3.00%, 12/1/51	19,934
	Total Pennsylvania	$128,892
Pioneer Balanced ESG Fund |  | 10/31/2226

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Tennessee — 0.0%†
10,000	City of Memphis TN Water Revenue, Memphis Light, Gas and Water Division, 3.00%, 12/1/45	$ 7,299
	Total Tennessee	$7,299
	Texas — 0.1%
100,000(j)	Central Texas Regional Mobility Authority, 1/1/25	$ 90,360
130,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	83,104
45,000	Texas Water Development Board, State Revolving Fund, 3.00%, 8/1/40	36,234
	Total Texas	$209,698
	Virginia — 0.1%
30,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	$ 24,919
55,000	Roanoke Economic Development Authority, Carilion Clinic Obligated Group, 3.00%, 7/1/45	38,780
25,000	Rockingham County Economic Development Authority, Sentara RMH Medical Center, Series A, 3.00%, 11/1/46	17,369
95,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51	64,960
	Total Virginia	$146,028
	Total Municipal Bonds (Cost $1,702,848)	$1,508,251

Shares
	Preferred Stock — 0.4% of Net Assets
	Automobiles — 0.4%
14,706	Porsche AG	$ 1,504,187
	Total Automobiles	$1,504,187
	Total Preferred Stock (Cost $1,189,162)	$1,504,187

27Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
Insurance-Linked Securities — 0.3% of Net Assets#
Event Linked Bonds — 0.3%
Health – U.S. — 0.1%
250,000(a)	Vitality Re X, 5.796%, (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 245,125
Multiperil – U.S. — 0.1%
250,000(a)	Easton Re Pte, 8.09%, (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	$ 235,000
Multiperil – U.S. & Canada — 0.1%
250,000(a)	Mona Lisa Re, 12.046%, (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	$ 241,875
Windstorm – U.S. — 0.0%†
250,000(a)	Bonanza Re, 8.796%, (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 150,000
	Total Event Linked Bonds	$872,000
Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
100,000(k)+	Sector Re V, 3/1/24 (144A)	$ 78,994
	Total Reinsurance Sidecars	$78,994
	Total Insurance-Linked Securities (Cost $1,099,971)	$950,994

Principal Amount USD ($)
	Foreign Government Bond — 0.0% of Net Assets†
	Philippines — 0.0%†
200,000	Philippine Government International Bond, 5.000%, 1/13/37	$ 182,000
	Total Philippines	$182,000
	Total Foreign Government Bond (Cost $260,250)	$182,000

	U.S. Government and Agency Obligations — 16.6% of Net Assets
378,174	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	$ 299,312
Pioneer Balanced ESG Fund |  | 10/31/2228

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
95,799	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	$ 75,821
96,810	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	76,621
475,390	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	376,252
190,453	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	150,737
286,313	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	226,606
191,789	Federal Home Loan Mortgage Corp., 2.000%, 11/1/51	151,340
2,028,957	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	1,601,000
193,931	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	153,237
98,217	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	77,623
486,863	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	384,169
97,249	Federal Home Loan Mortgage Corp., 2.000%, 4/1/52	76,769
197,896	Federal Home Loan Mortgage Corp., 2.000%, 4/1/52	156,154
775,510	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	637,855
178,619	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	146,801
194,905	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	159,715
290,024	Federal Home Loan Mortgage Corp., 2.500%, 8/1/52	237,659
295,333	Federal Home Loan Mortgage Corp., 2.500%, 9/1/52	242,071
99,809	Federal Home Loan Mortgage Corp., 2.500%, 9/1/52	81,789
40,484	Federal Home Loan Mortgage Corp., 3.000%, 2/1/43	35,513
63,187	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	55,442
81,047	Federal Home Loan Mortgage Corp., 3.000%, 6/1/46	70,582
19,962	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	17,366
157,546	Federal Home Loan Mortgage Corp., 3.000%, 2/1/47	138,077
8,059	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	7,013
83,490	Federal Home Loan Mortgage Corp., 3.500%, 3/1/42	75,847
106,920	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	97,073
94,219	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	85,235
88,782	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	79,986
9,011	Federal Home Loan Mortgage Corp., 3.500%, 6/1/47	8,108
95,383	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	84,392
73,852	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	65,021
28,722	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	25,284
100,000	Federal Home Loan Mortgage Corp., 4.000%, 11/1/37	95,584
116,623	Federal Home Loan Mortgage Corp., 4.000%, 2/1/40	109,585
143,809	Federal Home Loan Mortgage Corp., 4.000%, 11/1/40	134,312
146,506	Federal Home Loan Mortgage Corp., 4.000%, 11/1/40	137,664
91,168	Federal Home Loan Mortgage Corp., 4.000%, 1/1/41	85,666
47,900	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	44,836
21,597	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	20,179
13,086	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	12,183
15,420	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	14,255
29Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
23,150	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	$ 21,365
23,613	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	21,511
51,767	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	47,123
8,274	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	7,537
12,164	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	11,087
883,338	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	803,755
16,281	Federal Home Loan Mortgage Corp., 4.500%, 8/1/34	15,703
54,369	Federal Home Loan Mortgage Corp., 4.500%, 5/1/40	52,683
27,641	Federal Home Loan Mortgage Corp., 4.500%, 7/1/40	26,783
53,768	Federal Home Loan Mortgage Corp., 4.500%, 5/1/41	52,099
45,788	Federal Home Loan Mortgage Corp., 4.500%, 1/1/50	43,444
285,253	Federal Home Loan Mortgage Corp., 4.500%, 9/1/52	267,818
12,506	Federal Home Loan Mortgage Corp., 5.000%, 11/1/34	12,535
11,285	Federal Home Loan Mortgage Corp., 5.000%, 8/1/37	11,311
2,767	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	2,754
7,326	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	7,291
23,203	Federal Home Loan Mortgage Corp., 5.000%, 10/1/49	22,432
209,304	Federal Home Loan Mortgage Corp., 5.000%, 12/1/49	203,725
7,666	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	7,861
4,543	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	4,663
8,902	Federal Home Loan Mortgage Corp., 6.000%, 10/1/38	9,137
3,675	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	3,816
932,336	Federal National Mortgage Association, 1.500%, 11/1/41	737,999
570,116	Federal National Mortgage Association, 1.500%, 1/1/42	451,276
379,645	Federal National Mortgage Association, 1.500%, 1/1/42	300,508
481,942	Federal National Mortgage Association, 1.500%, 2/1/42	381,480
193,865	Federal National Mortgage Association, 1.500%, 3/1/42	153,451
193,493	Federal National Mortgage Association, 2.000%, 2/1/52	152,896
96,310	Federal National Mortgage Association, 2.000%, 2/1/52	76,102
389,255	Federal National Mortgage Association, 2.000%, 2/1/52	307,165
294,205	Federal National Mortgage Association, 2.000%, 3/1/52	232,523
97,569	Federal National Mortgage Association, 2.000%, 3/1/52	77,098
194,117	Federal National Mortgage Association, 2.000%, 3/1/52	153,449
301,760	Federal National Mortgage Association, 2.000%, 3/1/52	238,207
98,158	Federal National Mortgage Association, 2.000%, 6/1/52	77,458
18,501	Federal National Mortgage Association, 2.500%, 3/1/43	15,439
13,741	Federal National Mortgage Association, 2.500%, 4/1/43	11,466
6,179	Federal National Mortgage Association, 2.500%, 8/1/43	5,157
13,824	Federal National Mortgage Association, 2.500%, 4/1/45	11,538
22,040	Federal National Mortgage Association, 2.500%, 4/1/45	18,394
Pioneer Balanced ESG Fund |  | 10/31/2230

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
10,410	Federal National Mortgage Association, 2.500%, 8/1/45	$ 8,666
73,338	Federal National Mortgage Association, 2.500%, 9/1/50	61,134
80,007	Federal National Mortgage Association, 2.500%, 9/1/50	66,474
886,144	Federal National Mortgage Association, 2.500%, 5/1/51	735,561
451,254	Federal National Mortgage Association, 2.500%, 10/1/51	371,002
284,459	Federal National Mortgage Association, 2.500%, 11/1/51	235,313
281,846	Federal National Mortgage Association, 2.500%, 12/1/51	232,119
663,135	Federal National Mortgage Association, 2.500%, 1/1/52	546,191
94,119	Federal National Mortgage Association, 2.500%, 2/1/52	77,722
1,357,228	Federal National Mortgage Association, 2.500%, 4/1/52	1,112,183
290,507	Federal National Mortgage Association, 2.500%, 4/1/52	239,635
192,725	Federal National Mortgage Association, 2.500%, 4/1/52	157,928
1,370,414	Federal National Mortgage Association, 2.500%, 4/1/52	1,123,138
197,451	Federal National Mortgage Association, 2.500%, 5/1/52	161,824
396,500	Federal National Mortgage Association, 2.500%, 6/1/52	325,044
687,685	Federal National Mortgage Association, 2.500%, 7/1/52	563,628
296,841	Federal National Mortgage Association, 2.500%, 8/1/52	243,282
299,379	Federal National Mortgage Association, 2.500%, 10/1/52	245,362
300,000	Federal National Mortgage Association, 2.500%, 12/1/52 (TBA)	245,451
35,858	Federal National Mortgage Association, 3.000%, 10/1/30	33,726
10,903	Federal National Mortgage Association, 3.000%, 2/1/43	9,551
4,082	Federal National Mortgage Association, 3.000%, 5/1/46	3,551
4,739	Federal National Mortgage Association, 3.000%, 10/1/46	4,117
2,781	Federal National Mortgage Association, 3.000%, 1/1/47	2,416
90,437	Federal National Mortgage Association, 3.000%, 3/1/47	78,735
45,516	Federal National Mortgage Association, 3.000%, 4/1/47	39,564
461,016	Federal National Mortgage Association, 3.000%, 1/1/52	395,625
620,505	Federal National Mortgage Association, 3.000%, 3/1/52	536,081
1,100,000	Federal National Mortgage Association, 3.000%, 11/1/52 (TBA)	934,742
94,848	Federal National Mortgage Association, 3.000%, 2/1/57	81,083
403,923	Federal National Mortgage Association, 3.500%, 7/1/43	366,484
101,982	Federal National Mortgage Association, 3.500%, 1/1/47	91,693
5,669	Federal National Mortgage Association, 3.500%, 2/1/49	5,000
31Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,470	Federal National Mortgage Association, 3.500%, 4/1/49	$ 5,707
163,099	Federal National Mortgage Association, 3.500%, 5/1/49	146,765
246,495	Federal National Mortgage Association, 3.500%, 5/1/49	221,807
293,358	Federal National Mortgage Association, 3.500%, 6/1/49	262,128
46,572	Federal National Mortgage Association, 3.500%, 7/1/51	41,375
23,105	Federal National Mortgage Association, 3.500%, 8/1/51	20,349
31,856	Federal National Mortgage Association, 3.500%, 9/1/51	28,083
26,716	Federal National Mortgage Association, 3.500%, 2/1/52	23,540
40,858	Federal National Mortgage Association, 3.500%, 4/1/52	35,977
24,789	Federal National Mortgage Association, 3.500%, 4/1/52	21,818
36,664	Federal National Mortgage Association, 3.500%, 4/1/52	32,266
86,091	Federal National Mortgage Association, 3.500%, 4/1/52	75,769
223,435	Federal National Mortgage Association, 3.500%, 4/1/52	196,963
195,297	Federal National Mortgage Association, 3.500%, 5/1/52	172,544
500,000	Federal National Mortgage Association, 3.500%, 12/1/52 (TBA)	439,194
81,689	Federal National Mortgage Association, 4.000%, 10/1/40	76,663
116,210	Federal National Mortgage Association, 4.000%, 3/1/41	108,404
27,195	Federal National Mortgage Association, 4.000%, 5/1/42	25,521
168,989	Federal National Mortgage Association, 4.000%, 6/1/42	158,697
52,261	Federal National Mortgage Association, 4.000%, 9/1/42	49,047
160,237	Federal National Mortgage Association, 4.000%, 7/1/43	150,605
33,836	Federal National Mortgage Association, 4.000%, 8/1/43	31,691
81,272	Federal National Mortgage Association, 4.000%, 8/1/43	76,067
28,723	Federal National Mortgage Association, 4.000%, 4/1/47	26,709
12,487	Federal National Mortgage Association, 4.000%, 6/1/47	11,662
9,874	Federal National Mortgage Association, 4.000%, 6/1/47	9,191
31,340	Federal National Mortgage Association, 4.000%, 3/1/48	29,095
16,561	Federal National Mortgage Association, 4.000%, 8/1/48	15,274
42,503	Federal National Mortgage Association, 4.000%, 11/1/50	38,883
18,734	Federal National Mortgage Association, 4.000%, 12/1/50	17,107
9,600	Federal National Mortgage Association, 4.000%, 1/1/51	8,757
12,232	Federal National Mortgage Association, 4.000%, 2/1/51	11,169
14,098	Federal National Mortgage Association, 4.000%, 4/1/51	12,873
33,011	Federal National Mortgage Association, 4.000%, 6/1/51	30,094
35,466	Federal National Mortgage Association, 4.000%, 7/1/51	32,345
84,755	Federal National Mortgage Association, 4.000%, 7/1/51	77,223
113,953	Federal National Mortgage Association, 4.000%, 8/1/51	103,797
Pioneer Balanced ESG Fund |  | 10/31/2232

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
40,783	Federal National Mortgage Association, 4.000%, 7/1/56	$ 37,917
72,838	Federal National Mortgage Association, 4.000%, 1/1/57	67,718
300,000	Federal National Mortgage Association, 4.500%, 11/1/37 (TBA)	291,586
107,894	Federal National Mortgage Association, 4.500%, 6/1/40	104,107
86,542	Federal National Mortgage Association, 4.500%, 4/1/41	84,303
116,239	Federal National Mortgage Association, 4.500%, 9/1/43	112,449
170,749	Federal National Mortgage Association, 4.500%, 12/1/43	165,241
73,581	Federal National Mortgage Association, 4.500%, 1/1/44	71,210
928,373	Federal National Mortgage Association, 4.500%, 7/1/44	898,415
65,676	Federal National Mortgage Association, 4.500%, 8/1/47	62,766
216,699	Federal National Mortgage Association, 4.500%, 5/1/49	208,097
125,464	Federal National Mortgage Association, 4.500%, 4/1/50	120,670
594,970	Federal National Mortgage Association, 4.500%, 6/1/52	558,606
54,534	Federal National Mortgage Association, 5.000%, 5/1/31	54,221
100,000	Federal National Mortgage Association, 5.000%, 11/1/37 (TBA)	99,367
9,675	Federal National Mortgage Association, 5.000%, 6/1/49	9,338
2,899	Federal National Mortgage Association, 5.000%, 10/1/49	2,800
299,082	Federal National Mortgage Association, 5.000%, 8/1/52	288,773
2,935,915	Federal National Mortgage Association, 5.000%, 8/1/52	2,834,346
979,066	Federal National Mortgage Association, 5.000%, 10/1/52	944,942
107	Federal National Mortgage Association, 5.500%, 3/1/23	107
2,235	Federal National Mortgage Association, 5.500%, 3/1/34	2,207
4,936	Federal National Mortgage Association, 5.500%, 12/1/34	4,929
27,434	Federal National Mortgage Association, 5.500%, 10/1/35	27,996
10,865	Federal National Mortgage Association, 5.500%, 12/1/35	11,140
13,628	Federal National Mortgage Association, 5.500%, 12/1/35	13,972
6,711	Federal National Mortgage Association, 5.500%, 5/1/37	6,829
68,025	Federal National Mortgage Association, 5.500%, 5/1/38	69,744
800,000	Federal National Mortgage Association, 5.500%, 12/1/52 (TBA)	787,402
282	Federal National Mortgage Association, 6.000%, 9/1/29	289
842	Federal National Mortgage Association, 6.000%, 8/1/32	863
33Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,551	Federal National Mortgage Association, 6.000%, 12/1/33	$ 5,587
4,965	Federal National Mortgage Association, 6.000%, 10/1/37	5,124
3,782	Federal National Mortgage Association, 6.000%, 12/1/37	3,887
1,200,000	Federal National Mortgage Association, 6.000%, 12/1/52 (TBA)	1,201,068
5,292	Federal National Mortgage Association, 6.500%, 4/1/29	5,355
2,749	Federal National Mortgage Association, 6.500%, 7/1/29	2,923
8,006	Federal National Mortgage Association, 6.500%, 5/1/32	8,284
8,292	Federal National Mortgage Association, 6.500%, 9/1/32	8,550
3,198	Federal National Mortgage Association, 6.500%, 10/1/32	3,298
8,814	Federal National Mortgage Association, 7.000%, 1/1/36	9,096
1,800,000	Government National Mortgage Association, 3.000%, 11/20/52 (TBA)	1,566,703
700,000	Government National Mortgage Association, 3.500%, 11/20/52 (TBA)	626,438
500,000	Government National Mortgage Association, 4.000%, 11/20/52 (TBA)	460,695
500,000	Government National Mortgage Association, 4.500%, 12/20/52 (TBA)	473,437
900,000	Government National Mortgage Association, 5.000%, 11/20/52 (TBA)	875,426
300,000	Government National Mortgage Association, 5.000%, 12/20/52 (TBA)	291,469
300,000	Government National Mortgage Association, 5.500%, 12/20/52 (TBA)	297,338
73,746	Government National Mortgage Association I, 3.500%, 11/15/41	67,750
8,882	Government National Mortgage Association I, 3.500%, 10/15/42	8,158
114,451	Government National Mortgage Association I, 4.000%, 9/15/41	108,079
20,267	Government National Mortgage Association I, 4.000%, 4/15/45	19,124
35,958	Government National Mortgage Association I, 4.000%, 6/15/45	34,140
21,662	Government National Mortgage Association I, 4.500%, 5/15/39	21,080
Pioneer Balanced ESG Fund |  | 10/31/2234

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,142	Government National Mortgage Association I, 5.500%, 8/15/33	$ 5,399
8,524	Government National Mortgage Association I, 5.500%, 9/15/33	8,585
7,276	Government National Mortgage Association I, 6.000%, 10/15/33	7,486
8,648	Government National Mortgage Association I, 6.000%, 9/15/34	8,827
24,770	Government National Mortgage Association I, 6.000%, 9/15/38	25,991
2,778	Government National Mortgage Association I, 6.500%, 10/15/28	2,858
10,202	Government National Mortgage Association I, 6.500%, 5/15/31	10,496
5,745	Government National Mortgage Association I, 6.500%, 6/15/32	5,911
9,256	Government National Mortgage Association I, 6.500%, 12/15/32	9,612
11,768	Government National Mortgage Association I, 6.500%, 5/15/33	12,107
122	Government National Mortgage Association I, 7.000%, 8/15/28	125
2,161	Government National Mortgage Association I, 8.000%, 2/15/30	2,162
698,373	Government National Mortgage Association II, 3.500%, 9/20/52	625,764
798,306	Government National Mortgage Association II, 4.000%, 9/20/52	736,474
29,612	Government National Mortgage Association II, 4.500%, 9/20/44	29,142
13,798	Government National Mortgage Association II, 4.500%, 10/20/44	13,539
27,530	Government National Mortgage Association II, 4.500%, 11/20/44	27,028
798,381	Government National Mortgage Association II, 4.500%, 9/20/52	757,520
11,021	Government National Mortgage Association II, 5.500%, 2/20/34	11,190
16,363	Government National Mortgage Association II, 6.500%, 11/20/28	16,649
936	Government National Mortgage Association II, 7.500%, 9/20/29	967
5,000,000(j)	U.S. Treasury Bills, 11/22/22	4,990,356
35Pioneer Balanced ESG Fund |  | 10/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,697,000	U.S. Treasury Bonds, 2.000%, 2/15/50	$ 1,079,517
170,000	U.S. Treasury Bonds, 2.875%, 5/15/52	131,936
2,050,000	U.S. Treasury Bonds, 3.000%, 2/15/48	1,618,779
5,406,000	U.S. Treasury Notes, 0.250%, 4/30/25	4,894,964
1,248,500	U.S. Treasury Notes, 0.750%, 5/31/26	1,098,729
4,579,000	U.S. Treasury Notes, 1.125%, 2/15/31	3,661,232
2,500,000	U.S. Treasury Notes, 1.500%, 2/15/30	2,094,434
340,000	U.S. Treasury Notes, 2.750%, 5/31/27	316,904
250,000	U.S. Treasury Notes, 2.750%, 5/31/29	228,916
2,090,000	U.S. Treasury Notes, 2.875%, 5/15/32	1,893,736
850,000	U.S. Treasury Notes, 3.250%, 6/30/27	813,277
	Total U.S. Government and Agency Obligations (Cost $69,170,616)	$63,213,928

Shares
	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
200,171(l)	Dreyfus Government Cash Management, Institutional Shares, 2.91%	$ 200,171
		$200,171
	TOTAL SHORT TERM INVESTMENTS (Cost $200,171)	$200,171
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.6% (Cost $358,083,337)	$378,062,491
Pioneer Balanced ESG Fund |  | 10/31/2236

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	Affiliated Issuer — 0.2%
	Closed-End Fund — 0.2% of Net Assets
112,601(m)	Pioneer ILS Interval Fund	$—	$—	$(34,906)	$ 915,447
	Total Closed-End Fund (Cost $1,142,343)				$915,447

	Total Investments in Affiliated Issuer — 0.2% (Cost $1,142,343)				$915,447
	OTHER ASSETS AND LIABILITIES — 0.2%				$722,858
	net assets — 100.0%				$379,700,796

(A.D.R.)	American Depositary Receipts.
(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2022, the value of these securities amounted to $49,800,142, or 13.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2022.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2022.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at October 31, 2022.
(g)	Consists of Revenue Bonds unless otherwise indicated.
37Pioneer Balanced ESG Fund |  | 10/31/22

(h)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(i)	Represents a General Obligation Bond.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Issued as participation notes.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2022.
(m)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by the Adviser.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2022.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Bonanza Re	12/15/2020	$250,000	$150,000
Easton Re Pte	12/15/2020	250,000	235,000
Mona Lisa Re	12/30/2019	250,000	241,875
Sector Re V	4/23/2019	100,000	78,994
Vitality Re X	2/3/2020	249,971	245,125
Total Restricted Securities			$950,994
% of Net assets			0.3%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
52	U.S. 2 Year Note (CBT)	12/30/22	$10,796,407	$10,627,906	$(168,501)
58	U.S. 5 Year Note (CBT)	12/30/22	6,398,220	6,182,438	(215,782)
Pioneer Balanced ESG Fund |  | 10/31/2238

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
4	U.S. Long Bond (CBT)	12/20/22	$533,880	$482,000	$(51,880)
77	U.S. Ultra Bond (CBT)	12/20/22	11,367,063	9,829,531	(1,537,532)
			$29,095,570	$27,121,875	$(1,973,695)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
10	U.S. 10 Year Note (CBT)	12/20/22	$(1,130,138)	$(1,105,938)	$24,200
100	U.S. 10 Year Ultra Bond (CBT)	12/20/22	(12,311,926)	(11,598,438)	713,488
			$(13,442,064)	$(12,704,376)	$737,688
TOTAL FUTURES CONTRACTS			$15,653,506	$14,417,499	$(1,236,007)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$643,938	$—	$643,938
Common Stocks	233,368,179	—	—	233,368,179
Asset Backed Securities	—	9,387,035	—	9,387,035
Collateralized Mortgage Obligations	—	17,928,903	—	17,928,903
Commercial Mortgage-Backed Securities	—	9,441,063	—	9,441,063
Corporate Bonds	—	38,112,388	—	38,112,388
Convertible Preferred Stocks	1,621,454	—	—	1,621,454
Municipal Bonds	—	1,508,251	—	1,508,251
Preferred Stock	1,504,187	—	—	1,504,187
39Pioneer Balanced ESG Fund |  | 10/31/22

	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – Worldwide	$—	$—	$78,994	$78,994
All Other Insurance-Linked Securities	—	872,000	—	872,000
Foreign Government Bond	—	182,000	—	182,000
U.S. Government and Agency Obligations	—	63,213,928	—	63,213,928
Open-End Fund	200,171	—	—	200,171
Affiliated Closed-End Fund	915,447	—	—	915,447
Total Investments in Securities	$237,609,438	$141,289,506	$78,994	$378,977,938
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(1,236,007)	$—	$—	$(1,236,007)
Total Other Financial Instruments	$(1,236,007)	$—	$—	$(1,236,007)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 7/31/22	$90,202
Realized gain (loss)	(13,237)
Changed in unrealized appreciation (depreciation)	3,904
Return of capital	—
Purchases	—
Sales	(1,875)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 10/31/22	$78,994
*	Transfers are calculated on the beginning of period value. For the three months ended October 31, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at October 31, 2022:	$3,904
Pioneer Balanced ESG Fund |  | 10/31/2240